DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 6 – DISCONTINUED OPERATIONS

On August 4, 2023, (i) Recruiter.com Consulting and Insigma, Inc.(“Insigma”), a wholly owned subsidiary of Futuris Company (“FTRS”), entered into an asset purchase agreement (“Insigma Agreement”) and (ii) Recruiter.com Consulting and Akvarr, Inc., (“Akvarr”) and a wholly owned subsidiary of FTRS, entered into an asset purchase agreement (“Insigma Agreement”). Upon the terms and subject to the conditions of the agreements, the Company agreed to sell its right, title, and exclusive interest in certain client contracts and associated staff, contractors, business information, and relationships related staffing and consulting services revenue stream (“Assets Sold”) to Insigma and Akvarr.

As consideration for the assets sold, and upon completion of the assignment of certain acquired assets to Insigma, Insigma would issue to the Company a number of shares of common stock of FTRS equal to $500,000 based on the 30-day volume weighted average price preceding the closing date, as defined. The Insigma Agreement also provides for the payment of up to $2,000,000 of additional cash consideration as an earnout payment to the Company, which shall be payable in monthly installments beginning 30 days from the closing date and based on the Gross Margin (as defined in the Insigma Agreement) generated by the acquired assets. On October 2, 2023, the Company and Insigma finalized the transfer based on the Closing Date (as defined in the Insigma Agreement). On October 5, 2023, the Company received 9,518,605 shares of common stock of FTRS. The shares were valued at $551,127 based on October 2, 2023, stock price of $0.0579.

In accordance with ASC 205-20, Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity (disposal group) is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the disposal group meets the criteria to be classified as held-for-sale. The condensed consolidated statements of operations reported for current and prior periods report the results of operations of the discontinued operations recognized as a component of net income separate from the net loss from continuing operations.

The following table presents the major income and expense line items relate to the staffing and consulting services revenue as reported in the condensed consolidated statements of operations for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,
	2024	2023
Revenue	$-	$1,085,980
Cost of revenue	-	808,402
Gross Profit	-	277,578
Operating expenses:
General and Administrative	-	1,049
Total operating expenses	-	1,049
Net income from discontinued operations	$-	$276,529

	Nine months ended September 30,
	2024	2023
Revenue	$-	$3,592,700
Cost of revenue	-	3,056,524
Gross Profit	-	536,176
Operating expenses:
General and Administrative	-	1,050
Total operating expenses	-	1,050
Net income from discontinued operations	$-	$535,126

NOTE 6 – DISCONTINUED OPERATIONS

On August 4, 2023, (i) Recruiter.com Consulting and Insigma, Inc.(“Insigma”), a wholly owned subsidiary of Futuris Company (“FTRS”), entered into an asset purchase agreement (“Insigma Agreement”) and (ii) Recruiter.com Consulting and Akvarr, Inc., (“Akvarr”) and a wholly owned subsidiary of FTRS, entered into an asset purchase agreement (“Insigma Agreement”). Upon the terms and subject to the conditions of the agreements, the Company agreed to sell its right, title, and exclusive interest in certain client contracts and associated staff, contractors, business information, and relationships related staffing and consulting services revenue stream (“Assets Sold”) to Insigma and Akvarr.

The Company’s carrying net book value of the related assets and liabilities in connection with assets sale under the Insigma Agreement as of December 31, 2023, was $0.

As consideration for the assets sold, and upon completion of the assignment of certain acquired assets to Insigma, Insigma would issue to the Company a number of shares of common stock of FTRS equal to $500,000 based on the 30-day volume weighted average price preceding the closing date, as defined. The Insigma Agreement also provides for the payment of up to $2,000,000 of additional cash consideration as an earnout payment to the Company, which shall be payable in monthly installments beginning 30 days from the closing date and based on the Gross Margin (as defined in the Insigma Agreement) generated by the acquired assets. On October 2, 2023, the Company and Insigma finalized the transfer based on the Closing Date (as defined in the Insigma Agreement). On October 5, 2023, the Company received 9,518,605 shares of common stock of FTRS. The shares were valued at $551,127 based on October 2, 2023, stock price of $0.0579.

The Company determined all of the required criteria for held-for-sale in accordance with ASC 205-20-45-1E and discontinued operations classification were met as of December 31, 2023.

In accordance with ASC 205-20, Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity (disposal group) is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the disposal group meets the criteria to be classified as held-for-sale. The consolidated statements of operations reported for current and prior periods report the results of operations of the discontinued operations recognized as a component of net income separate from the net loss from continuing operations.

The following table presents the components in assets and liabilities associated with discontinued operations:

	December 31, 2023	December 31, 2022

Accounts receivable, net of allowance for doubtful accounts of $0 and $62,427, respectively	$-	$1,223,869
Total current assets from discontinued operations	$-	$1,223,869

Accrued expenses and compensation	$-	$2,643
Total current liabilities associated with discontinued operations	$-	$2,643

The following table presents the major income and expense line items relate to the staffing and consulting services revenue as reported in the consolidated statements of operations for the years ended December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Revenue	$3,576,667	$4,120,755
Cost of revenue	2,502,276	2,949,587
Gross Profit	1,074,391	1,171,168
Operating expenses:
General and Administrative	-	49,939
Total operating expenses	-	49,939
Other Income	-	28
Net income from discontinued operations	$1,074,391	$1,121,257